Revenues - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
At the beginning of the year	¥ 15,559	¥ 32,298
Allowance made during the year	3,863	5,756
Write off during the year	(115)	(22,495)
At the end of the year	¥ 19,307	¥ 15,559